Stock Based Compensation (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Price		$ 1.68
Dividend Yield	0.00%	0.00%
Expected Volatility	60.00%	60.00%
Risk-free interest rate, Minimum	1.30%
Risk-free interest rate		1.79%
Risk-free interest rate, Maximum	2.03%
Expected Life		5 years 11 months 5 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Price	$ 6
Expected Life	6 years 3 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Price	$ 2.49
Expected Life	3 years 9 months